UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2012

Date of reporting period:	10/31/2011

Item 1.	Schedule of Investments

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund

Schedule of Investments

as of October 31, 2011 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit — 11.6%
$ 91,500	Bank of Nova Scotia 0.310%, 01/27/12	$ 91,500,000
35,000	0.330%, 12/08/11(c)	35,003,965
5,000	0.522%, 08/09/12(c)	5,005,890
80,000	0.537%, 06/11/12(c)	80,090,515
16,000	0.587%, 03/12/12(c)	16,015,065
3,000	0.622%, 07/27/12(c)	3,001,166
170,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.280%, 11/08/11	170,000,000
14,000	0.380%, 01/23/12	14,000,000
209,500	Branch Banking and Trust Co. 0.210%, 11/03/11	209,500,000
25,000	0.210%, 11/07/11	25,000,000
50,000	0.230%, 01/09/12	50,000,000
2,950	Canadian Imperial Bank of Commerce 0.603%, 07/17/12(c)	2,951,095
45,000	Credit Suisse AG 0.310%, 11/21/11	45,000,000
75,000	0.319%, 02/07/12(c)	75,000,000
50,000	Mitsubishi UFJ Trust and Bank Corp. 0.390%, 01/17/12	50,000,000
50,000	Mizuho Corporate Bank Ltd. 0.320%, 12/22/11	50,000,000
58,000	Nordea Bank Finland PLC 0.240%, 11/01/11	58,000,000
73,000	0.240%, 11/01/11	73,000,000
95,000	0.240%, 11/08/11	94,999,445
123,800	0.507%, 02/03/12(c)	123,883,385
181,500	Norinchukin Bank 0.310%, 11/04/11	181,500,000
75,000	Rabobank Nederland NV 0.220%, 12/08/11	74,991,512
23,000	0.330%, 02/06/12	23,000,000
211,500	Royal Bank of Canada 0.293%, 02/14/12(c)	211,500,000
191,000	0.350%, 02/22/12	191,000,000
50,000	Royal Bank of Scotland PLC 0.320%, 11/17/11	50,000,000
250,000	0.340%, 12/15/11	250,000,000
218,000	State Street Bank and Trust Co. 0.250%, 12/08/11	218,000,000
132,500	Sumitomo Mitsui Banking Corp. 0.290%, 11/16/11	132,500,000
113,000	0.320%, 12/09/11	113,000,000

135,700	Svenska Handelsbanken AB 0.230%, 11/07/11	135,700,113
16,700	0.350%, 01/12/12	16,700,000
148,000	0.380%, 02/03/12	148,000,000
241,600	UBS AG 0.295%, 11/10/11	241,600,000
75,000	Westpac Banking Corp. 0.339%, 04/04/12(c)	75,000,000

		3,334,442,151

Commercial Paper — 26.6%
127,500	ABN AMRO Funding USA LLC, 144A 0.280%, 11/09/11(a)	127,491,217
215,000	Australia & New Zealand Banking Group Ltd., 144A 0.351%, 02/13/12(a)	214,782,611
227,000	Barclays US Funding Corp. 0.300%, 11/08/11(a)	226,986,758
50,000	0.330%, 11/16/11(a)	49,993,125
44,500	BHP Billiton Finance (USA) Ltd., 144A 0.120%, 11/14/11(a)	44,498,072
90,000	0.150%, 12/14/11(a)	89,983,875
113,450	0.170%, 01/17/12(a)	113,408,748
180,600	Commonwealth Bank of Australia, 144A 0.300%, 01/17/12(a)	180,484,115
50,000	Credit Suisse AG 0.300%, 11/16/11(a)	49,993,750
162,000	0.420%, 01/27/12(a)	161,835,570
268,000	Deutsche Bank Financial LLC 0.200%, 11/08/11(a)	267,989,578
26,000	DnB NOR Bank ASA, 144A 0.170%, 11/03/11(a)	25,999,639
108,000	0.270%, 12/08/11(a)	107,968,920
221,000	0.300%, 12/05/11(a)	220,937,383
243,000	Electricite de France, 144A 0.190%, 11/03/11(a)	242,996,220
25,000	0.250%, 11/23/11(a)	24,996,181
53,500	GDF Suez, 144A 0.180%, 11/07/11(a)	53,498,128
56,000	0.190%, 11/09/11(a)	55,997,387
78,000	0.190%, 11/15/11(a)	77,993,933
74,000	0.210%, 11/08/11(a)	73,996,978
334,000	General Electric Co. 0.060%, 11/03/11(a)	333,998,330
134,000	HSBC USA, Inc. 0.110%, 11/04/11(a)	133,998,325
79,000	0.210%, 12/12/11(a)	78,980,206
163,000	0.220%, 12/13/11(a)	162,958,163
159,000	ING US Funding LLC 0.360%, 12/21/11(a)	158,920,500
229,000	International Bank for Reconstruction & Development (The) 0.060%, 01/05/12(a)	228,975,192

155,000	International Finance Corp. 0.050%, 11/28/11(a)	154,994,188
78,000	0.050%, 12/06/11(a)	77,996,208
80,000	0.050%, 12/09/11(a)	79,995,778
104,000	0.060%, 01/30/12(a)	103,984,400
50,000	0.070%, 11/08/11(a)	49,999,319
67,250	0.070%, 11/22/11(a)	67,247,254
194,500	Mizuho Funding LLC, 144A 0.310%, 12/06/11(a)	194,439,016
28,000	New York Life Capital Corp., 144A 0.100%, 12/01/11(a)	27,997,667
74,000	0.190%, 12/14/11(a)	73,983,206
84,000	0.190%, 12/16/11(a)	83,980,050
76,000	0.190%, 12/20/11(a)	75,980,345
144,500	Old Line Funding LLC, 144A 0.180%, 11/09/11(a)	144,493,578
66,043	0.210%, 11/07/11(a)	66,040,688
45,000	0.210%, 11/15/11(a)	44,996,325
149,000	0.210%, 11/21/11(a)	148,981,789
103,000	0.218%, 11/18/11(a)	102,989,380
132,600	0.220%, 12/02/11(a)	132,573,738
30,000	0.220%, 01/04/12(a)	29,988,266
24,200	PACCAR Financial Corp. 0.180%, 11/10/11(a)	24,198,790
75,000	0.200%, 11/14/11(a)	74,994,583
37,350	Prudential PLC, 144A 0.290%, 11/18/11(a)	37,344,885
61,000	0.360%, 12/06/11(a)	60,978,650
81,600	Rabobank USA Financial Corp. 0.320%, 12/12/11(a)	81,569,332
92,000	0.350%, 01/13/12(a)	91,934,706
100,000	Sanofi Aventis, 144A 0.190%, 11/18/11(a)	99,991,028
3,500	Schlumberger Technology Corp., 144A 0.150%, 12/15/11(a)	3,499,358
272,000	Siemens Capital Co. LLC, 144A 0.120%, 11/28/11(a)	271,975,520
100,000	Skandinaviska Enskilda Banken AB, 144A 0.340%, 11/22/11(a)	99,979,000
60,000	0.360%, 11/23/11(a)	59,986,800
106,000	0.370%, 12/01/11(a)	105,965,992
148,500	Standard Chartered Bank, 144A 0.200%, 11/04/11(a)	148,496,659
108,000	0.420%, 01/17/12(a)	107,902,980
92,500	State Street Corp. 0.200%, 11/22/11(a)	92,489,208
73,000	0.200%, 01/03/12(a)	72,974,450
117,000	Straight-A Funding LLC, 144A 0.120%, 11/16/11(a)	116,993,662
79,000	0.130%, 11/08/11(a)	78,997,696
23,639	0.150%, 11/10/11(a)	23,638,114

99,000	Swedbank AB 0.260%, 11/10/11(a)	98,992,823
38,500	0.290%, 11/21/11(a)	38,493,797
50,000	0.290%, 11/29/11(a)	49,988,722
60,000	0.300%, 11/17/11(a)	59,992,000
50,000	0.300%, 11/28/11(a)	49,988,750
214,000	Toyota Motor Credit Corp. 0.250%, 01/19/12(a)	213,882,597
115,500	U.S. Bank NA 0.150%, 11/17/11(a)	115,500,000
79,000	0.210%, 01/19/12(a)	78,963,594
66,500	Westpac Banking Corp., 144A 0.269%, 11/03/11(a)	66,500,000
91,000	0.428%, 01/29/12(a)	91,000,000

		7,687,537,795

Loan Participations — 1.0%
25,000	Archer Daniels Midland Co. 0.200%, 11/28/11(b)	25,000,000
100,000	0.200%, 11/28/11(b)	100,000,000
54,550	0.200%, 11/30/11(b)	54,550,000
25,000	Army & Air Force Exchange Service 0.250%, 11/07/11(b)	25,000,000
12,000	0.250%, 11/08/11(b)	12,000,000
25,000	0.250%, 11/15/11(b)	25,000,000
20,000	0.250%, 11/17/11(b)	20,000,000
25,000	0.250%, 11/21/11(b)	25,000,000

		286,550,000

Municipal Bonds — 2.7%
77,605	Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. E, F.R.W.D. 0.170%, 01/01/29(c)	77,605,000
22,000	California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. B, F.R.W.D. 0.090%, 10/01/40(c)	22,000,000
4,100	California St. Econ. Recovery, Ser. C-2, F.R.D.D. 0.110%, 07/01/23(c)	4,100,000
23,120	California St. Econ. Recovery, Ser. C-4, F.R.D.D. 0.100%, 07/01/23(c)	23,120,000
3,900	City of Wichita, KS. Hosp. Facs. Rev., Christi Hlth. Sys., Inc., Ser. III B-1, F.R.D.D. 0.130%, 11/15/39(c)	3,900,000
8,700	City of Wichita, KS. Hosp. Facs. Rev., Christi Hlth. Sys., Inc., Ser. VIII-B-2, F.R.D.D. 0.130%, 11/15/39(c)	8,700,000
89,735	Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Ser. X-2, Yale Univ., F.R.W.D. 0.050%, 07/01/37(c)	89,735,000
32,830	Dallas Performing Arts Cultural Facs. Corp. Rev., Ser. B, F.R.D.D. 0.140%, 09/01/41(c)	32,830,000

13,250	Gulf Coast Waste Disp. Auth. Tex. Poll. Ctl. Rev., Ref., Exxon Proj., F.R.D.D. 0.080%, 10/01/24(c)	13,250,000
38,575	Los Angeles Calif. Uni. Sch. Dist. Ctfs. Partn., Administration Bldg. Proj., Ser. A, F.R.W.D. 0.120%, 10/01/24(c)	38,575,000
1,700	Lower Neches Valley Auth. Tex. Indl. Dev. Corp. Exempt Facs. Rev., Ref., ExxonMobil Proj., Ser. A, F.R.D.D. 0.080%, 11/01/29(c)	1,700,000
10,940	Lower Neches Valley Auth. Tex. Indl. Dev. Corp. Rev., Ref., ExxonMobil Proj., Ser. 2010, F.R.D.D. 0.090%, 11/01/38(c)	10,940,000
8,340	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. GG-2, F.R.W.D. 0.150%, 07/01/29(c)	8,340,000
12,800	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. Y, F.R.W.D. 0.050%, 07/01/35(c)	12,800,000
84,380	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass. Inst. Technology, Ser. J-1, F.R.W.D. 0.050%, 07/01/31(c)	84,380,000
81,355	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass. Inst. Technology, Ser. J-2, F.R.W.D. 0.060%, 07/01/31(c)	81,355,000
10,545	Michigan St. Hosp. Fin. Auth. Ref. Rev., Ascension Hlth. Senior Credit Group, Ser. 2010F-2 0.450%, 11/15/47	10,545,000
14,975	Michigan St. Hosp. Fin. Auth. Ref. Rev., Ascension Hlth. Senior Credit Group, Ser. 2010F-5 0.450%, 11/15/47	14,975,000
5,145	New York St. Environmental Facs. Corp. St. Personal Income Tax Rev., Ser. B 4.840%, 01/01/12	5,184,244
9,000	New York St. Urban Dev. Corp. St. Personal Income Tax Rev., Ser. 2009D 1.315%, 12/15/11	9,011,515
45,000	University of California Rev., Fltg Rate Nts. Taxable, Ser. Y-1 0.319%, 07/01/41(c)	45,000,000
42,425	University of Texas Perm. Univ. Fund Sys., Ser. A, F.R.W.D. 0.040%, 07/01/37(c)	42,425,000
33,945	University of Texas Perm. Univ. Fund Sys., Ser. B, F.R.W.D. 0.040%, 08/01/34(c)	33,945,000
40,800	Valdez Alaska Marine Term Rev., ExxonMobil Proj., F.R.D.D. 0.080%, 12/01/29(c)	40,800,000
18,315	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. A, F.R.D.D. 0.080%, 12/01/33(c)	18,315,000
10,200	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. B, F.R.D.D. 0.080%, 12/01/33(c)	10,200,000

22,100	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. C, F.R.D.D. 0.080%, 12/01/33(c)	22,100,000

		765,830,759

Other Corporate Obligations — 2.1%
50,000	Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, 144A, MTN 0.546%, 12/01/11(c)	50,010,114
11,000	Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A, MTN 0.572%, 08/24/12(c)	10,998,275
37,456	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 5.000%, 11/15/11	37,521,479
50,300	ING Bank NV, Sr. Unsec’d. Notes, 144A 1.028%, 01/13/12(c)	50,313,524
10,000	JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN 0.388%, 02/22/12(c)	10,001,395
45,300	Metropolitan Life Global Funding I, 144A, Notes 0.891%, 04/10/12(c)	45,391,178
94,810	Sr. Sec’d. Notes 2.875%, 09/17/12	96,418,291
29,110	Rabobank Nederland NV, Sr. Unsec’d. Notes, 144A, MTN 0.620%, 01/26/12(c)	29,124,334
96,750	Toyota Motor Credit Corp., MTN, Notes 0.650%, 11/09/12(c)	96,750,000
96,750	Sr. Unsec’d. Notes 0.603%, 10/18/12(c)	96,750,000
5,000	Wachovia Corp., Sr. Unsec’d. Notes, Ser. E, MTN 0.476%, 03/01/12(c)	5,001,588
44,324	Sr. Unsec’d. Notes 0.546%, 04/23/12(c)	44,347,514
25,000	Wells Fargo & Co., Sr. Unsec’d. Notes 0.506%, 01/24/12(c)	25,002,589

		597,630,281

Other Instruments — Agency Bonds — 3.6%
30,000	Bank of America Corp., FDIC Gtd. Notes, MTN 0.728%, 04/30/12(c)	30,068,501
25,000	2.100%, 04/30/12	25,239,222
119,550	3.125%, 06/15/12	121,671,331
20,000	Citigroup Funding, Inc., FDIC Gtd. Notes, MTN 2.000%, 03/30/12	20,133,724
23,429	Citigroup, Inc., FDIC Gtd. Notes 2.875%, 12/09/11	23,489,949
145,650	General Electric Capital Corp., FDIC Gtd. Notes, MTN 2.200%, 06/08/12	147,347,004
136,681	2.250%, 03/12/12	137,613,479
213,433	3.000%, 12/09/11	214,020,451

50,000	Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes 0.522%, 11/09/11(c)	50,005,016
5,500	HSBC USA, Inc., FDIC Gtd. Notes 3.125%, 12/16/11	5,519,414
20,000	Morgan Stanley, FDIC Gtd. Notes 1.950%, 06/20/12	20,220,698
70,199	3.250%, 12/01/11	70,370,205
20,000	PNC Funding Corp., FDIC Gtd. Notes 2.300%, 06/22/12	20,260,703
18,600	Pooled Funding Trust I, FDIC Gtd. Notes, 144A 2.740%, 02/15/12	18,734,221
38,545	SunTrust Bank, FDIC Gtd. Notes, MTN 3.000%, 11/16/11	38,587,303
68,000	Wells Fargo & Co., FDIC Gtd. Notes 1.187%, 12/09/11(c)	68,063,835
35,300	3.000%, 12/09/11	35,400,634

		1,046,745,690

Time Deposits — 1.7%
250,000	U.S. Bank NA 0.050%, 11/01/11	250,000,000
230,000	0.150%, 11/01/11	230,000,000

		480,000,000

U.S. Government Agency Obligations — 26.0%
169,775	Federal Home Loan Bank 0.050%, 01/18/12(a)	169,756,608
415,000	0.086%, 11/14/11(a)	414,987,163
180,000	0.100%, 11/09/11(a)	179,996,000
100,000	0.100%, 04/13/12(a)	99,954,444
180,000	0.120%, 11/10/11	179,998,943
97,000	0.120%, 01/30/12	96,994,635
50,000	0.120%, 02/13/12(a)	49,982,667
120,000	0.120%, 02/23/12	119,972,436
125,000	0.120%, 05/17/12	124,936,975
115,000	0.150%, 02/15/12(a)	114,949,208
255,699	0.150%, 05/15/12(a)	255,483,646
163,500	0.150%, 05/21/12(a)	163,362,387
125,000	0.160%, 05/16/12(a)	124,890,556
110,000	0.162%, 05/09/12(a)	109,907,111
215,500	0.200%, 05/11/12	215,473,689
22,415	0.750%, 12/21/11	22,427,472
30,000	0.750%, 12/21/11	30,016,693
45,280	1.125%, 03/09/12	45,403,540
200,000	Federal Home Loan Mortgage Corp. 0.095%, 04/17/12(a)	199,911,333
250,000	0.100%, 11/14/11(a)	249,990,972
180,000	0.100%, 12/08/11(a)	179,981,500
225,000	0.100%, 01/18/12(a)	224,951,250
368,000	0.100%, 02/23/12(a)	367,883,467
100,000	0.100%, 04/09/12(a)	99,955,555
180,000	0.100%, 05/17/12(a)	179,901,000
115,700	0.100%, 06/06/12(a)	115,629,937

215,000	0.123%, 12/21/11(a)	214,963,403
13,000	0.140%, 11/28/11(a)	12,998,635
16,000	0.150%, 12/12/11(a)	15,997,267
20,320	0.202%, 08/10/12(c)	20,321,633
90,000	0.203%, 02/16/12, MTN(c)	90,005,577
50,000	2.125%, 03/23/12	50,347,338
225,000	Federal National Mortgage Association 0.070%, 12/12/11(a)	224,982,063
92,000	0.070%, 02/22/12(a)	91,979,786
350,000	0.080%, 03/05/12(a)	349,902,778
100,000	0.095%, 04/11/12(a)	99,957,250
210,000	0.100%, 02/13/12(a)	209,939,333
49,500	0.100%, 03/01/12(a)	49,483,362
475,000	0.110%, 01/23/12(a)	474,879,535
85,000	0.120%, 01/17/12(a)	84,978,183
33,000	0.140%, 11/23/11(a)	32,997,177
62,000	0.140%, 01/03/12(a)	61,984,810
22,150	0.140%, 02/16/12(a)	22,140,783
391,000	0.140%, 02/17/12(a)	390,835,780
200,000	0.160%, 05/01/12(a)	199,838,222
138,000	0.162%, 07/16/12(a)	137,841,760
314,000	0.235%, 07/26/12(c)	314,058,996
213,290	0.265%, 08/23/12(c)	213,405,652

		7,500,538,510

U.S. Treasury Obligations — 2.9%
115,700	U.S. Treasury Bill 0.100%, 11/25/11(a)	115,692,287
505,000	U.S. Treasury Notes 0.875%, 01/31/12	505,683,216
229,000	1.000%, 04/30/12	229,934,689

		851,310,192

Repurchase Agreements(d) — 22.6%
387,000	Barclays Capital, Inc. 0.080%, dated 10/26/11, due 11/02/11 in the amount of $387,006,020 (cost $387,000,000)	387,000,000
685,000	Barclays Capital, Inc. 0.090%, dated 10/27/11, due 11/03/11 in the amount of $685,011,988 (cost $685,000,000)	685,000,000
455,000	Barclays Capital, Inc. 0.100%, dated 10/25/11, due 11/01/11 in the amount of $455,008,847 (cost $455,000,000)	455,000,000
386,000	BNP Paribas Securities Corp. 0.100%, dated 10/25/11, due 11/01/11 in the amount of $386,007,506 (cost $386,000,000)	386,000,000
500,000	BNP Paribas Securities Corp. 0.100%, dated 10/31/11, due 11/07/11 in the amount of $500,009,722 (cost $500,000,000)	500,000,000
12,832	BNP Paribas Securities Corp. 0.120%, dated 10/31/11, due 11/01/11 in the amount of $12,832,043 (cost $12,832,000)	12,832,000
150,000	BNP Paribas Securities Corp. 0.130%, dated 10/31/11, due 11/01/11 in the amount of $150,000,542 (cost $150,000,000)	150,000,000
403,352	Credit Suisse 0.080%, dated 10/28/11, due 11/04/11 in the amount of $403,358,274 (cost $403,352,000)	403,352,000

387,000	Deutsche Bank Securities, Inc. 0.080%, dated 10/26/11, due 11/02/11 in the amount of $387,006,020 (cost $387,000,000)	387,000,000
335,000	Deutsche Bank Securities, Inc. 0.080%, dated 10/28/11, due 11/04/11 in the amount of $335,005,211 (cost $335,000,000)	335,000,000
391,000	Deutsche Bank Securities, Inc. 0.110%, dated 10/31/11, due 11/07/11 in the amount of $391,008,363 (cost $391,000,000)	391,000,000
455,000	Goldman Sachs & Co. 0.100%, dated 10/28/11, due 11/04/11 in the amount of $455,008,847 (cost $455,000,000)	455,000,000
550,000	Goldman Sachs & Co. 0.120%, dated 10/31/11, due 11/07/11 in the amount of $550,012,833 (cost $550,000,000)	550,000,000
450,000	RBS Securities, Inc. 0.090%, dated 10/31/11, due 11/01/11 in the amount of $450,001,125 (cost $450,000,000)	450,000,000
428,000	UBS Securities LLC 0.090%, dated 10/26/11, due 11/02/11 in the amount of $428,007,490 (cost $428,000,000)	428,000,000
200,000	UBS Securities LLC 0.120%, dated 10/31/11, due 11/01/11 in the amount of $200,000,667 (cost $200,000,000)	200,000,000
350,000	UBS Securities LLC 0.140%, dated 10/31/11, due 11/01/11 in the amount of $350,001,361 (cost $350,000,000)	350,000,000

		6,525,184,000

	TOTAL INVESTMENTS — 100.8% (amortized cost $29,075,769,378)(e)	29,075,769,378
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8%)	(229,988,762)

	NET ASSETS — 100.0%	$28,845,780,616

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand

F.R.W.D.—Floating Rate (Weekly) Demand

MTN—Medium Term Note

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Indicates a security that has been deemed illiquid.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2011.
(d)	Repurchase agreements are collateralized by the following U.S. Government, Agency and other FDIC guaranteed securities, with an aggregate market value, including accrued interest, of $6,658,430,525:

Issue	Coupon rate	Maturity dates
Bank of America Corp.	0.56%-3.13%	06/15/12-06/22/12
Citigroup Funding, Inc.	1.88%-2.25%	10/22/12-12/10/12
Citigroup, Inc.	2.13%	04/30/2012
FNMA	3.00%-9.00%	05/01/14-03/01/48
FHLB	0.02%-0.35%	11/25/11-10/25/12
FHLMC	0.50%-7.00%	10/18/13-10/01/41
General Electric Capital Corp.	2.13%	12/21/2012
Goldman Sachs Group, Inc.	3.25%	06/15/2012
JPMorgan Chase & Co.	2.13%	06/22/2012
U.S. Treasury Securities	0.10%-5.13%	10/18/12-10/31/16

(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$3,334,442,151	$—
Commercial Paper	—	7,687,537,795	—
Loan Participations	—	286,550,000	—
Municipal Bonds	—	765,830,759	—
Other Corporate Obligations	—	597,630,281	—
Other Instruments — Agency Bonds	—	1,046,745,690	—
Time Deposits	—	480,000,000	—
U.S. Government Agency Obligations	—	7,500,538,510	—
U.S. Treasury Obligations	—	851,310,192	—
Repurchase Agreements	—	6,525,184,000	—

Total	$—	$29,075,769,378	$—

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund

Schedule of Investments

as of October 31, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 90.0%
ASSET-BACKED SECURITIES — 36.2%
Non-Residential Mortgage-Backed Securities — 20.1%
Ally Auto Receivables Trust, Ser. 2010-4, Class A2	AAA(a)	0.710%	02/15/13	$ 2,047	$ 2,047,607
Ally Auto Receivables Trust, Ser. 2011-1, Class A2	Aaa	0.810%	10/15/13	14,763	14,773,699
Ally Auto Receivables Trust, Ser. 2011-2, Class A2	AAA(a)	0.670%	10/15/13	5,305	5,306,091
Ally Auto Receivables Trust, Ser. 2011-3, Class A2(b)	Aaa	0.363%	01/15/14	6,000	6,000,016
American Express Credit Account Master Trust, Ser. 2009-2, Class A(b)	Aaa	1.493%	03/15/17	11,335	11,679,412
American Express Credit Account Master Trust, Ser. 2010-1, Class A(b)	Aaa	0.493%	11/15/15	3,000	3,006,653
BA Credit Card Trust, Ser. 2006-A8, Class A8(b)	Aaa	0.273%	05/15/16	2,200	2,195,405
BA Credit Card Trust, Ser. 2006-A11, Class A11(b)	Aaa	0.273%	04/15/16	30,774	30,715,548
BA Credit Card Trust, Ser. 2007-A4, Class A4(b)	Aaa	0.283%	11/15/19	6,022	5,930,256
BA Credit Card Trust, Ser. 2007-A6, Class A6(b)	Aaa	0.303%	09/15/16	5,000	4,983,032
BA Credit Card Trust, Ser. 2007-A10, Class A10(b)	Aaa	0.313%	12/15/16	11,000	10,965,406
BA Credit Card Trust, Ser. 2007-C1, Class C1(b)	A3	0.533%	06/15/14	5,000	4,994,484
BA Credit Card Trust, Ser. 2008-A7, Class A7(b)	Aaa	0.943%	12/15/14	9,800	9,843,089
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	3,204	3,216,220
Bank of America Auto Trust, Ser. 2009-2A, Class A3, 144A	Aaa	2.130%	09/15/13	7,696	7,726,409
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670%	12/15/13	3,667	3,680,268
Bank One Issuance Trust, Ser. 2004-A3, Class A3(b)	Aaa	0.413%	02/15/17	1,500	1,497,730
BMW Vehicle Lease Trust, Ser. 2010-1, Class A2	Aaa	0.580%	09/17/12	7,671	7,669,549
BMW Vehicle Lease Trust, Ser. 2011-1, Class A2	Aaa	0.640%	04/22/13	20,000	19,996,104
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(b)	Aaa	0.523%	02/15/14	1,676	1,676,000
Capital Auto Receivables Asset Trust, Ser. 2008-CPA, Class A1, 144A(b)	Aaa	1.093%	01/15/13	740	741,212
CarMax Auto Owner Trust, Ser. 2009-2, Class A3	AAA(a)	1.740%	04/15/14	11,125	11,189,096
CarMax Auto Owner Trust, Ser. 2010-2, Class A2	AAA(a)	0.920%	01/15/13	139	138,742
CarMax Auto Owner Trust, Ser. 2010-3, Class A2	Aaa	0.750%	09/16/13	7,320	7,322,737
CarMax Auto Owner Trust, Ser. 2011-1, Class A2	Aaa	0.720%	11/15/13	2,986	2,987,925
Chase Issuance Trust, Ser. 2005-A6, Class A6(b)	Aaa	0.313%	07/15/14	4,605	4,603,065
Chase Issuance Trust, Ser. 2005-A11, Class A(b)	Aaa	0.313%	12/15/14	1,000	999,672
Chase Issuance Trust, Ser. 2006-C4, Class C4(b)	Baa2	0.533%	01/15/14	44,000	43,997,316
Chase Issuance Trust, Ser. 2007-A3, Class A3	Aaa	5.230%	04/15/19	22,846	26,863,679
Chase Issuance Trust, Ser. 2007-A8, Class A(b)	Aaa	0.263%	03/15/17	4,250	4,194,485
Chase Issuance Trust, Ser. 2007-A9, Class A9(b)	Aaa	0.273%	06/15/14	4,000	3,997,290
Chase Issuance Trust, Ser. 2007-A10, Class A10(b)	Aaa	0.283%	06/15/14	2,000	1,998,772
Chase Issuance Trust, Ser. 2008-A6, Class A6(b)	Aaa	1.443%	05/15/15	2,294	2,332,487
Citibank Credit Card Issuance Trust, Ser. 2005-A9, Class A9	Aaa	5.100%	11/20/17	21,150	24,294,631
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(b)	Baa2	0.645%	02/20/15	19,100	18,913,811
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	8,850	10,565,140
Citibank Credit Card Issuance Trust, Ser. 2008-A6, Class A6(b)	Aaa	1.445%	05/20/17	2,800	2,899,985
Citibank Credit Card Issuance Trust, Ser. 2009-A2, Class A2(b)	Aaa	1.793%	05/15/14	35,000	35,283,248
DaimlerChrysler Financial Auto Securitization Trust, Ser. 2010-A, Class A2	AAA(a)	0.690%	01/08/13	12,755	12,754,634
Discover Card Master Trust, Ser. 2007-A2, Class A2(b)	Aaa	0.687%	06/15/15	3,650	3,661,507
Discover Card Master Trust, Ser. 2009-A1, Class A1(b)	Aaa	1.543%	12/15/14	1,500	1,511,485
Discover Card Master Trust, Ser. 2009-A2, Class A(b)	Aaa	1.543%	02/17/15	26,325	26,578,297
Discover Card Master Trust, Ser. 2010-A1, Class A1(b)	Aaa	0.893%	09/15/15	21,160	21,317,265
Discover Card Master Trust, Ser. 2010-A2, Class A2(b)	AAA(a)	0.823%	03/15/18	19,000	19,266,739
Discover Card Master Trust I, Ser. 2006-2, Class A3(b)	Aaa	0.323%	01/19/16	6,412	6,410,673
Ford Credit Auto Lease Trust, Ser. 2011-A, Class A2	Aaa	0.740%	09/15/13	8,000	8,002,626
Ford Credit Auto Owner Trust, Ser. 2008-B, Class A4A	Aaa	4.950%	03/15/13	3,835	3,875,831
Ford Credit Auto Owner Trust, Ser. 2009-B, Class A3	AAA(a)	2.790%	08/15/13	2,623	2,640,818
Ford Credit Auto Owner Trust, Ser. 2009-C, Class A3	Aaa	2.720%	11/15/13	1,803	1,815,814
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	4,939	4,971,123
Ford Credit Auto Owner Trust, Ser. 2009-E, Class A3	Aaa	1.510%	01/15/14	1,621	1,626,918
Ford Credit Auto Owner Trust, Ser. 2011-B, Class A2	AAA(a)	0.680%	01/15/14	6,000	6,019,916
GE Business Loan Trust, Ser. 2003-2A, Class A, 144A(b)	Aaa	0.613%	11/15/31	7,055	6,554,255
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(b)	Aaa	0.463%	12/15/32	6,985	6,058,042

GE Business Loan Trust, Ser. 2006-2A, Class A, 144A(b)	Aaa	0.423%	11/15/34	10,676	8,426,252
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(b)	A1	0.423%	03/15/15	25,000	24,953,375
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(b)	A3	0.603%	03/15/15	13,680	13,644,461
GE Corporate Aircraft Financing LLC, Ser. 2005-1A, Class A3, 144A(b)	Aaa	0.505%	08/25/19	670	662,064
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620%	03/15/14	6,897	6,926,025
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A3	Aaa	1.740%	09/15/13	5,254	5,268,100
Harley-Davidson Motorcycle Trust, Ser. 2009-4, Class A3	Aaa	1.870%	02/15/14	6,380	6,400,136
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(a)	2.790%	01/15/13	201	201,335
Honda Auto Receivables Owner Trust, Ser. 2010-1, Class A3	Aaa	1.250%	10/21/13	1,792	1,797,972
Honda Auto Receivables Owner Trust, Ser. 2010-2, Class A3	Aaa	1.340%	03/18/14	1,055	1,060,413
Honda Auto Receivables Owner Trust, Ser. 2010-3, Class A2	Aaa	0.530%	01/21/13	1,038	1,037,846
Honda Auto Receivables Owner Trust, Ser. 2011-2, Class A2	Aaa	0.570%	07/18/13	14,000	14,001,193
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	3,677	3,689,499
Hyundai Auto Receivables Trust, Ser. 2009-A, Class A3	AAA(a)	2.030%	08/15/13	784	788,024
Hyundai Auto Receivables Trust, Ser. 2010-A, Class A3	Aaa	1.500%	10/15/14	1,800	1,812,590
Hyundai Auto Receivables Trust, Ser. 2010-B, Class A2	Aaa	0.570%	03/15/13	2,594	2,594,219
Hyundai Auto Receivables Trust, Ser. 2011-B, Class A2	Aaa	0.590%	03/15/14	17,000	16,987,070
MBNA Credit Card Master Note Trust, Ser. 2003-A10, Class A10(b)	Aaa	0.503%	03/15/16	6,500	6,515,602
MBNA Credit Card Master Note Trust, Ser. 2005-A2, Class A2(b)	Aaa	0.323%	10/15/14	5,000	4,999,964
MBNA Credit Card Master Note Trust, Ser. 2006-A2, Class A2(b)	Aaa	0.303%	06/15/15	1,000	999,465
National City Credit Card Master Trust, Ser. 2007-1, Class C(b)	Baa2	0.543%	03/15/14	17,625	17,545,437
Nissan Auto Lease Trust, Ser. 2011-A, Class A2B(b)	Aaa	0.423%	01/15/14	10,000	10,000,041
Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A4	Aaa	5.160%	03/15/14	443	443,461
Nissan Auto Receivables Owner Trust, Ser. 2010-A, Class A2	Aaa	0.550%	03/15/13	4,065	4,065,503
Nissan Auto Receivables Owner Trust, Ser. 2011-A, Class A2	Aaa	0.650%	12/16/13	9,500	9,525,141
Origen Manufactured Housing, Ser. 2006-A, Class A1(b)	B2	0.393%	11/15/18	2,822	2,687,635
Porsche Financial Auto Securitization Trust, Ser. 2011-1, Class A2, 144A	Aaa	0.560%	12/16/13	5,000	4,998,074
SLM Student Loan Trust, Ser. 2007-6, Class A1(b)	Aaa	0.588%	04/25/15	155	155,362
SLM Student Loan Trust, Ser. 2008-2, Class A1(b)	Aaa	0.718%	01/25/15	1,304	1,304,651
Tal Advantage LLC, Ser. 2006-1A, 144A(b)	Baa2	0.435%	04/20/21	4,500	4,095,000
Volkswagen Auto Loan Enhanced Trust, Ser. 2010-1, Class A3	Aaa	1.310%	01/20/14	1,691	1,695,790
Volkswagen Auto Loan Enhanced Trust, Ser. 2011-1, Class A2	AAA(a)	0.670%	12/20/13	10,000	10,006,397
World Omni Auto Receivables Trust, Ser. 2011-A, Class A2	Aaa	0.640%	11/15/13	16,000	15,997,754
World Omni Automobile Lease Securitization Trust, Ser. 2011-A, Class A2	Aaa	0.810%	10/15/13	5,000	5,003,544

					704,581,609

Residential Mortgage-Backed Securities — 16.1%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(b)	Aaa	0.595%	01/25/35	2,363	2,036,655
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(b)	Ca	2.795%	11/25/33	200	119,528
Ace Securities Corp., Home Equity Loan, Ser. 2003-OP1, Class M1(b)	Ba1	1.295%	12/26/33	4,093	3,218,404
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(b)	Baa3	1.145%	09/25/33	797	607,013
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(b)	Ba3	1.025%	04/25/34	6,937	5,033,375
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(b)	Aa2	0.695%	04/25/35	988	959,651
Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A1(b)	Aaa	0.545%	06/25/34	263	212,993
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(b)	Ca	1.595%	02/25/33	12,047	8,966,572

Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(b)	C	3.020%	03/25/33	335	80,589
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(b)	B3	1.295%	10/25/33	4,968	3,420,157
Ameriquest Mortgage Securities, Inc., Ser. 2003-9, Class AV2(b)	A2	0.585%	09/25/33	674	580,184
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class AV2(b)	Baa2	0.985%	12/25/33	723	628,134
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(b)	B1	1.280%	12/25/33	775	608,984
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(b)	Ba2	1.370%	01/25/34	1,578	1,240,438
Ameriquest Mortgage Securities, Inc., Ser. 2004-R3, Class A4(b)	Aaa	0.695%	05/25/34	487	444,387
Ameriquest Mortgage Securities, Inc., Ser. 2004-R5, Class M1(b)	Caa1	1.115%	07/25/34	1,364	910,923
Ameriquest Mortgage Securities, Inc., Ser. 2004-R6, Class A1(b)	A1	0.665%	07/25/34	4,840	3,921,450
Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1(b)	Baa1	1.205%	09/25/34	15,240	11,570,513
Ameriquest Mortgage Securities, Inc., Ser. 2005-R3, Class A1B(b)	Aaa	0.505%	05/25/35	1,514	1,263,006
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF4	Aaa	5.193%	11/25/35	1,500	1,525,467
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF5	Aa3	5.193%	11/25/35	1,808	1,395,939
Ameriquest Mortgage Securities, Inc., Ser. 2005-R11, Class A2D(b)	A3	0.575%	01/25/36	330	266,379
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(b)	B2	2.045%	07/25/32	103	36,121
Argent Securities, Inc., Ser. 2003-W4, Class M1(b)	A3	1.445%	10/25/33	6,119	4,720,360
Argent Securities, Inc., Ser. 2003-W5, Class M1(b)	Baa1	0.945%	10/25/33	173	131,688
Argent Securities, Inc., Ser. 2003-W7, Class A2(b)	Aaa	1.025%	03/25/34	134	94,021
Argent Securities, Inc., Ser. 2004-W6, Class AV2(b)	Aaa	0.695%	05/25/34	488	405,640
Argent Securities, Inc., Ser. 2004-W6, Class M1(b)	Baa1	0.795%	05/25/34	2,089	1,559,879
Argent Securities, Inc., Ser. 2004-W8, Class A2(b)	Baa1	1.205%	05/25/34	248	207,824
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(b)	Ba2	4.668%	09/25/33	1,000	630,369
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W3, Class M2(b)	B2	2.945%	09/25/33	12,586	8,461,838
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W5, Class M1(b)	B1	0.845%	04/25/34	752	525,326
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W7, Class M1(b)	A2	0.795%	05/25/34	18,431	13,353,947
Asset Backed Funding Certificates, Ser. 2003-AHL1, Class A1	Aa1	4.184%	03/25/33	777	743,920
Asset Backed Funding Certificates, Ser. 2003-OPT1, Class A3(b)	Baa1	0.925%	04/25/33	1,169	894,204
Asset Backed Funding Certificates, Ser. 2004-HE1, Class M1(b)	Caa2	1.145%	03/25/34	1,953	1,370,626

Asset Backed Funding Certificates, Ser. 2006-OPT1, Class A3D(b)	Ca	0.485%	09/25/36	6,000	2,182,752
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE5, Class M2(b)	B2	3.093%	09/15/33	522	256,245
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE6, Class A2(b)	Aaa	0.925%	11/25/33	193	146,805
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE1, Class M1(b)	Ba1	1.293%	01/15/34	2,281	1,826,385
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE2, Class M1(b)	Ba3	1.070%	04/25/34	463	319,192
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE3, Class M1(b)	Baa3	0.785%	06/25/34	479	368,910
Asset Backed Securities Corp. Home Equity Loan, Ser. 2005-HE6, Class M1(b)	Aa1	0.735%	07/25/35	1,450	1,422,141
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class M1(b)	Ba1	1.065%	06/25/43	1,185	678,593
Bear Stearns Asset Backed Securities Trust, Ser. 2004-1, Class M1(b)	AA(a)	0.895%	06/25/34	4,030	3,078,841
Bear Stearns Asset Backed Securities Trust, Ser. 2004- HE2, Class M1(b)	Ba1	1.145%	03/25/34	7,087	5,456,769

Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE7, Class M1(b)	Ba1	0.845%	08/25/34	5,302	4,148,122
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE10, Class M1(b)	Baa1	1.220%	12/25/34	1,216	892,539
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(b)	Ca	0.415%	05/25/35	19,000	5,263,513
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class M1(b)	Caa1	0.725%	09/25/35	9,265	5,132,634
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(b)	C	2.495%	01/25/33	261	22,564
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(b)	B3	1.295%	11/25/33	7,059	5,185,557
CDC Mortgage Capital Trust, Ser. 2003-HE4, Class M1(b)	Baa1	1.220%	03/25/34	2,483	1,853,745
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1(b)	A1	0.745%	05/25/32	465	422,110
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1, Class 2A2(b)	Aa2	0.905%	11/25/32	864	705,600
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-2, Class 2A2(b)	Aa1	0.805%	02/25/33	457	423,276
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	C	6.490%	06/25/37	5,560	826,149
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(b)	Aa2	0.605%	10/25/34	1,434	1,240,835
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(b)	Aaa	0.675%	05/25/35	87	86,982
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(b)	Ba1	0.705%	09/25/35	2,000	1,531,020
Conseco Finance, Ser. 2001-C, Class M1(b)	Aa3	0.943%	08/15/33	764	545,379
Countrywide Asset-Backed Certificates, Ser. 2003-BC4, Class M1(b)	Ba2	1.295%	07/25/33	432	348,425
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(b)	Baa1	0.995%	03/25/34	1,570	1,104,716
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(b)	B1	0.995%	05/25/34	3,473	2,469,873
Countrywide Asset-Backed Certificates, Ser. 2004-ECC1, Class M1(b)	Ba1	1.190%	11/25/34	6,061	4,877,116
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(b)	Aa2	0.665%	08/25/35	2,962	2,747,542
Countrywide Asset-Backed Certificates, Ser. 2005-14, Class M1(b)	C	0.695%	04/25/36	1,750	455,660
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2002-3, Class M1(b)	Ba3	1.370%	03/25/32	288	222,894
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-2, Class 3A(b)	B3	0.745%	08/26/33	423	264,063
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(b)	Caa3	1.295%	08/25/33	1,918	888,430
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-15, Class 1AF4(b)	Caa3	5.468%	04/25/36	1,900	1,281,153
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(b)	Baa2	0.865%	01/25/32	1,863	1,430,644

Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(b)	Ba3	1.845%	03/25/32	712	486,938
Credit-Based Asset Servicing And Securitization LLC, Ser. 2003-CB5, Class M1(b)	Ba1	1.265%	11/25/33	1,822	1,388,264
Credit-Based Asset Servicing And Securitization LLC, Ser. 2004-CB3, Class M1(b)	Ba1	1.025%	03/25/34	813	618,462
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(b)	Baa1	3.095%	12/27/32	181	103,786
Equifirst Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	A1	0.795%	10/25/34	2,563	1,744,589
Equity One ABS, Inc., Ser. 2003-1, Class M1(b)	Ba1	4.860%	07/25/33	187	157,918
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(b)	Ba1	1.115%	11/25/34	11,482	8,255,219
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF5, Class A1(b)	AAA(a)	0.965%	08/25/34	596	476,530
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH4, Class M4(b)	C	0.895%	12/25/35	3,500	258,492
First NLC Trust, Ser. 2005-2, Class M1(b)	B1	0.725%	09/25/35	2,500	1,906,547
Fremont Home Loan Trust, Ser. 2003-B, Class M1(b)	Baa3	1.295%	12/26/33	976	702,325
Fremont Home Loan Trust, Ser. 2004-1, Class M1(b)	A1	0.920%	02/25/34	2,015	1,490,295
Fremont Home Loan Trust, Ser. 2004-1, Class M6(b)	Ca	2.195%	02/25/34	287	114,706
Fremont Home Loan Trust, Ser. 2004-2, Class M1(b)	Aa2	1.100%	07/25/34	853	631,918
Fremont Home Loan Trust, Ser. 2004-2, Class M2(b)	Ba2	1.175%	07/25/34	2,400	1,824,857
Fremont Home Loan Trust, Ser. 2004-B, Class M1(b)	A2	1.115%	05/25/34	5,754	4,117,534

Fremont Home Loan Trust, Ser. 2004-C, Class M1(b)	Ba3	1.220%	08/25/34	9,700	7,058,230
GSAMP Trust, Home Equity Loan, Ser. 2003-FM1, Class M2(b)	Ca	3.020%	03/20/33	176	53,066
GSAMP Trust, Home Equity Loan, Ser. 2004-FM1, Class M1(b)	Ba3	1.220%	11/25/33	12,391	9,595,812
GSAMP Trust, Home Equity Loan, Ser. 2004-FM1, Class M2(b)	Ca	2.345%	11/25/33	250	167,380
GSAMP Trust, Home Equity Loan, Ser. 2004-NC1, Class M1(b)	B3	1.070%	03/25/34	4,771	3,607,806
GSAMP Trust, Home Equity Loan, Ser. 2006-HE6, Class A3(b)	Ca	0.395%	08/25/36	20,148	6,659,377
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(b)	B3	1.595%	02/25/33	1,256	904,862
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(b)	B3	1.745%	03/25/33	1,323	996,583
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-2, Class M1(b)	B1	1.565%	08/25/33	2,291	1,662,371
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(b)	Ba3	1.535%	08/25/33	2,714	2,044,859
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(b)	Ba2	1.445%	10/25/33	12,345	9,430,234
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(b)	Baa3	1.325%	04/25/34	1,152	848,057
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-1, Class M1(b)	B2	1.190%	06/25/34	19,159	13,817,405
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-3, Class M1(b)	A2	1.100%	08/25/34	2,754	1,966,635
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-3, Class M2(b)	A1	0.685%	08/25/35	2,022	1,931,717
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-5, Class M1(b)	A1	0.725%	11/25/35	2,625	1,982,463
Home Equity Asset Trust, Ser. 2004-2, Class M1(b)	Baa3	1.040%	07/25/34	4,355	3,086,493
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1(b)	Aaa	0.505%	01/20/35	230	207,569
HSBC Home Equity Loan Trust, Ser. 2006-1, Class M2(b)	Aa1	0.545%	01/20/36	1,186	1,026,434
HSBC Home Equity Loan Trust, Ser. 2006-2, Class M1(b)	Aa1	0.515%	03/20/36	1,001	932,258
HSBC Home Equity Loan Trust, Ser. 2006-2, Class M2(b)	Aa1	0.535%	03/20/36	8,002	7,108,474
HSBC Home Equity Loan Trust, Ser. 2006-3, Class A4(b)	Aaa	0.485%	03/20/36	7,997	6,358,703
HSBC Home Equity Loan Trust, Ser. 2007-1, Class AS(b)	Aaa	0.445%	03/20/36	811	677,711
HSBC Home Equity Loan Trust, Ser. 2007-1, Class M1(b)	A1	0.625%	03/20/36	430	292,674
HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4(b)	A1	0.545%	07/20/36	400	307,229
HSBC Home Equity Loan Trust, Ser. 2007-2, Class M2(b)	B2	0.615%	07/20/36	1,000	551,081
HSBC Home Equity Loan Trust, Ser. 2007-3, Class A4(b)	Aa2	1.745%	11/20/36	5,360	4,207,546
HSBC Home Equity Loan Trust, Ser. 2007-3, Class M2(b)	Ba1	2.745%	11/20/36	3,500	1,446,018
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(b)	B2	0.495%	03/25/36	1,400	564,610
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(b)	B3	1.370%	07/25/33	2,621	1,919,569

Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(b)	B2	1.265%	08/25/33	4,840	3,575,848
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(b)	A3	0.995%	02/25/34	29,430	21,516,185
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M2(b)	Ba2	1.070%	02/25/34	6,061	5,333,059
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.775%	06/25/34	14,152	10,094,236
Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1(b)	Ba1	1.100%	07/25/34	11,630	8,227,760
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(b)	Ba3	0.795%	06/25/35	9,534	8,099,777
Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1(b)	Aa2	0.595%	09/25/34	806	517,647
Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(b)	Aa1	0.595%	09/25/34	170	110,547
Mastr Asset Backed Securities Trust, Ser. 2004-WMC3, Class M1(b)	A2	1.070%	10/25/34	2,056	1,395,201
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(b)	B2	3.095%	02/25/34	376	321,491
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class A1A(b)	AAA(a)	0.645%	08/25/35	51	46,177
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1(b)	A-(a)	1.045%	08/25/35	1,850	1,183,288

Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class M2(b)	B3	1.895%	10/25/34	3,253	2,428,385
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(b)	Caa1	1.745%	11/25/32	1,141	797,384
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.445%	05/25/33	3,240	2,447,547
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M1(b)	B3	1.520%	04/25/33	7,943	6,019,834
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(b)	C	3.695%	04/25/33	225	81,699
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(b)	B1	1.295%	09/25/33	2,992	2,194,369
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(b)	Ca	2.870%	09/25/33	325	183,636
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(b)	B2	1.265%	10/25/33	717	551,730
Morgan Stanley ABS Capital I, Ser. 2004-HE1, Class A4(b)	AAA(a)	0.985%	01/25/34	1,253	983,493
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(b)	B3	1.190%	06/25/34	1,925	1,367,394
Morgan Stanley ABS Capital I, Ser. 2004-HE7, Class M1(b)	A2	1.145%	08/25/34	3,607	2,456,932
Morgan Stanley ABS Capital I, Ser. 2004-HE8, Class A4(b)	Aaa	0.625%	09/25/34	469	349,437
Morgan Stanley ABS Capital I, Ser. 2004-HE8, Class M1(b)	A1	0.885%	09/25/34	19,810	13,604,577
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.295%	12/27/33	2,478	1,952,873
Morgan Stanley ABS Capital I, Ser. 2004-NC5, Class M1(b)	Caa1	1.145%	05/25/34	1,038	699,312
Morgan Stanley ABS Capital I, Ser. 2004-WMC2, Class M1(b)	B2	1.160%	07/25/34	2,844	2,107,095
Morgan Stanley ABS Capital I, Ser. 2005-HE4, Class M2(b)	B1	0.715%	07/25/35	1,000	463,315
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(b)	B3	1.655%	10/25/32	1,257	943,593
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(b)	Ca	2.645%	10/25/32	259	134,658
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(b)	B3	1.595%	03/25/33	1,302	959,026
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(b)	B3	1.370%	05/25/32	1,400	1,020,790
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3(b)	Aa2	1.225%	02/25/33	2,205	1,770,627
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class M2(b)	Caa3	3.245%	02/25/33	493	313,233
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(b)	Ca	3.620%	03/25/33	353	119,790
Morgan Stanley Home Equity Loan Trust, Ser. 2005-2, Class M1(b)	Aaa	0.655%	05/25/35	236	235,152
New Century Home Equity Loan Trust, Ser. 2003-4, Class M1(b)	A2	1.370%	10/25/33	8,728	6,871,440
New Century Home Equity Loan Trust, Ser. 2003-5, Class AI6	A1	5.382%	11/25/33	15,000	14,271,675
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(b)	B3	1.325%	01/25/34	13,338	9,942,921
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(b)	B3	1.130%	05/25/34	8,956	6,493,542
New Century Home Equity Loan Trust, Ser. 2004-2, Class A4(b)	Aaa	0.795%	08/25/34	2,430	1,906,795
New Century Home Equity Loan Trust, Ser. 2004-3, Class M1(b)	A2	1.175%	11/25/34	12,150	8,211,414
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(b)	Ba1	1.010%	02/25/35	17,258	12,829,410
Option One Mortgage Loan Trust, Ser. 2002-6, Class M1(b)	Caa3	1.370%	11/25/32	253	170,685
Option One Mortgage Loan Trust, Ser. 2003-2, Class A2(b)	Ba1	0.845%	04/25/33	2,097	1,712,232
Option One Mortgage Loan Trust, Ser. 2003-5, Class A2(b)	Ba1	0.885%	08/25/33	678	528,547
Option One Mortgage Loan Trust, Ser. 2003-6, Class A2(b)	A1	0.575%	11/25/33	2,268	1,836,358
Option One Mortgage Loan Trust, Ser. 2004-1, Class M1(b)	B3	1.145%	01/25/34	2,693	1,900,641
Option One Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B2	1.040%	05/25/34	6,000	4,386,660
Option One Mortgage Loan Trust, Ser. 2005-3, Class M1(b)	A3	0.715%	08/25/35	2,460	1,757,790
Park Place Securities, Inc., Ser. 2004-WCW1, Class M2(b)	A1	0.925%	09/25/34	1,500	1,339,800
Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1	Baa2	5.181%	09/25/34	1,705	1,133,765
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-5, Class AF4	Caa2	5.297%	11/25/35	2,250	1,520,971
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-B, Class M1(b)	Aa3	0.725%	08/25/35	2,960	2,817,752
Popular ABS Mortgage Pass-Through Trust, Ser. 2006-B, Class A3(b)	Ba3	0.525%	05/25/36	2,619	2,059,405
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(b)	Caa3	0.435%	03/25/36	7,752	3,135,576
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(b)	Ca	0.535%	08/25/36	6,000	1,740,402

Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2003-1, Class A(b)	Aa2	1.105%	06/25/33	658	516,969
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(b)	Caa3	1.495%	05/25/34	492	211,163
Residential Asset Mortgage Products, Inc., Ser. 2004-RS3, Class AI4(b)	Baa1	5.335%	03/25/34	808	666,918
Residential Asset Mortgage Products, Inc., Ser. 2004-RS8, Class AI5	B1	5.980%	08/25/34	15,000	13,685,985
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(b)	C	0.575%	12/25/35	3,198	791,571
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5	A2	5.550%	01/25/34	4,600	4,514,150
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Baa2	5.221%	02/25/34	4,000	3,773,444
Residential Asset Securities Corp., Ser. 2004-KS3, Class AI5	Baa3	4.770%	04/25/34	7,750	6,755,287
Residential Asset Securities Corp., Ser. 2004-KS5, Class AI5	B2	5.600%	06/25/34	10,308	9,803,052
Residential Asset Securities Corp., Ser. 2005-KS3, Class M3(b)	Baa2	0.675%	04/25/35	5,000	4,338,205
Residential Asset Securities Corp., Ser. 2006-KS1, Class A4(b)	B1	0.545%	02/25/36	470	282,723
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(b)	C	0.465%	01/25/37	7,316	1,383,339
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(b)	C	0.465%	02/25/37	7,500	1,767,855
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(b)	AA-(a)	1.340%	03/25/32	6,224	4,755,932
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(b)	Caa1	1.040%	03/25/31	752	491,782
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(b)	B2	1.415%	07/25/31	518	371,009
Saxon Asset Securities Trust, Ser. 2003-2, Class AF5	Baa1	5.022%	08/25/32	2,609	2,399,620
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(b)	Caa3	2.645%	12/26/33	188	105,763
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(b)	B1	1.040%	03/25/35	1,479	922,873
Saxon Asset Securities Trust, Ser. 2004-2, Class MF1	Baa2	5.500%	08/25/35	1,981	1,256,489
Saxon Asset Securities Trust, Ser. 2005-3, Class M1(b)	Aa3	0.705%	11/25/35	7,309	5,267,625
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(b)	B1	1.025%	02/25/34	7,719	5,782,504
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(b)	Ca	0.495%	05/25/36	5,050	1,635,483
Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class M1(b)	Ba1	1.445%	01/25/34	742	627,100
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(b)	Ba2	1.220%	08/25/34	9,840	7,550,978
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(b)	A1	1.010%	02/25/35	1,856	1,500,678
Specialty Underwriting & Residential Finance, Ser. 2004-BC4, Class A1B(b)	A3	0.645%	10/25/35	832	615,746
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(b)	Ba3	0.445%	12/26/36	1,217	1,089,698
Structured Asset Investment Loan Trust, Ser. 2003-BC1, Class A2(b)	AAA(a)	0.925%	01/25/33	336	279,302
Structured Asset Investment Loan Trust, Ser. 2003-BC10, Class A4(b)	AAA(a)	1.245%	10/25/33	10,448	8,301,433
Structured Asset Investment Loan Trust, Ser. 2004-2, Class A4(b)	AAA(a)	0.950%	03/25/34	14,910	10,731,764
Structured Asset Investment Loan Trust, Ser. 2004-4, Class A4(b)	AAA(a)	1.045%	04/25/34	3,782	3,034,312
Structured Asset Investment Loan Trust, Ser. 2004-7, Class A8(b)	AAA(a)	1.445%	08/25/34	1,400	1,034,222
Structured Asset Securities Corp., Ser. 2006-OW1, Class A4, 144A(b)	CCC(a)	0.445%	12/26/35	973	658,461
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(b)	Aa3	0.545%	04/25/34	5,910	5,024,050
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 2A1(b)	A2	0.545%	04/25/34	6,986	5,639,973
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B(b)	Aa2	0.665%	05/25/34	235	203,554

					566,891,174

TOTAL ASSET-BACKED SECURITIES (cost $1,368,022,348)					1,271,472,783

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.6%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(a)	4.877%	11/10/42	1,035	1,035,715
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2(b)	AAA(a)	5.634%	04/10/49	2,443	2,503,345
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(b)	AAA(a)	0.393%	04/10/49	24,269	22,384,056
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(b)	Aaa	0.413%	06/10/49	16,780	16,477,353
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(a)	5.620%	02/10/51	5,000	5,209,955
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(a)	4.834%	05/11/39	682	686,431
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(b)	AAA(a)	5.452%	03/11/39	4,740	5,278,341
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A3	AAA(a)	5.736%	06/11/50	22,000	23,240,382
Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A3	Aaa	5.431%	10/15/49	10,000	10,621,020
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(b)	Aaa	0.363%	07/15/44	6,494	6,435,090
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	876	880,857
Commercial Mortgage Pass-Through Certificates, Ser. 2005-C6, Class A2	Aaa	4.999%	06/10/44	548	550,254
Commercial Mortgage Pass-Through Certificates, Ser. 2006-CN2A, Class A2FL, 144A(b)	A(a)	0.460%	02/05/19	3,000	2,931,975
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	12,020	12,691,605
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(a)	5.420%	02/15/39	3,580	3,954,507
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A2(b)	AAA(a)	5.736%	05/15/46	3,133	3,184,277
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(b)	AAA(a)	5.046%	07/10/45	1,118	1,117,118
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	12,935	12,975,080
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A2(b)	Aaa	6.032%	07/10/38	17,352	17,341,741
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	8,886	8,935,437
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A2(b)	AAA(a)	5.506%	04/10/38	1,102	1,120,054
GS Mortgage Securities Corp. II, Ser. 2007-EOP, Class A1, 144A(b)	Aaa	1.143%	03/06/20	8,908	8,830,196
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A2	Aaa	5.247%	01/12/43	1,728	1,746,944
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A2FL(b)	Aaa	0.368%	01/12/43	6,170	5,990,536
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A3(b)	Aaa	5.234%	12/15/44	4,000	4,256,592
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4(b)	Aaa	5.481%	12/12/44	1,380	1,486,927
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(b)	Aaa	5.864%	04/15/45	2,497	2,497,324
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class A3FL(b)	Aaa	0.403%	05/15/45	22,000	20,525,538
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A2(b)	Aaa	5.739%	02/12/49	1,151	1,161,212

JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(b)	Aaa	5.802%	06/15/49	5,867	5,967,479
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(b)	Aaa	0.383%	06/15/49	49,913	48,886,904
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	10,387	10,765,160
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(b)	Aaa	0.373%	01/15/49	17,000	16,386,334
LB Commercial Conduit Mortgage Trust, Ser. 2007-C3, Class A2FL, 144A(b)	Aaa	5.840%	07/15/44	4,600	4,674,051

LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(a)	5.103%	11/15/30	6,654	6,650,029
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(a)	5.084%	02/15/31	3,517	3,551,441
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	220	219,551
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	608	610,571
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A4FL(b)	Aaa	0.493%	11/12/37	10,000	9,809,150
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(b)	AAA(a)	5.666%	05/12/39	5,000	5,600,300
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A2(b)	Aaa	5.878%	06/12/46	7,744	7,736,725
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(b)	Aaa	0.363%	12/12/49	17,213	17,102,462
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(b)	Aaa	0.343%	08/12/48	21,725	21,532,625
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	1,825	1,839,769
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2FL, 144A(b)	Aaa	0.383%	03/12/51	50,000	49,427,450
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(b)	Aaa	0.362%	06/12/50	14,322	14,210,208
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class ASB(b)	AAA(a)	5.899%	08/12/49	1,750	1,871,676
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(b)	Aaa	0.403%	04/15/49	40,420	38,578,094
Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A2, 144A(b)	Aaa	5.077%	10/15/35	575	613,262
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	1,586	1,586,045
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A3	Aaa	5.313%	11/15/48	25,000	26,207,625
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(b)	Aaa	0.333%	09/15/21	14,221	13,402,282

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $496,200,518)					513,279,055

CORPORATE BONDS — 34.0%
Automotive — 2.3%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	1.625%	09/20/13	15,000	15,081,285
Daimler Finance North America LLC, Gtd. Notes, 144A(b)	A3	0.973%	03/28/14	40,000	39,390,240
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A(b)	A3	0.824%	10/01/12	25,000	25,040,750

					79,512,275

Banking — 14.2%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN(b)	Aa3	2.198%	01/30/14	30,000	29,429,580
American Express Bank FSB, Sr. Unsec’d. Notes(b)(d)	A2	0.376%	05/29/12	10,544	10,507,138
American Express Travel Related Services Co., Inc., Sr. Unsec’d. Notes, 144A	A2	5.250%	11/21/11	4,000	4,008,604
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A(b)	Aa2	1.131%	01/10/14	25,000	24,870,025
Bank of Nova Scotia (Canada), Cert. of Deposit(b)	AA-(a)	0.587%	03/12/12	4,500	4,502,354
Bank of Nova Scotia (Canada), Cert. of Deposit(b)	Aa1	0.705%	10/18/12	15,000	15,032,295
Barclays Bank PLC (United Kingdom), Cert. of Deposit(b)	NR	0.703%	01/17/12	25,000	25,008,450
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN(b)	Aa2	0.564%	11/04/11	30,000	30,000,818
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aaa	1.850%	01/10/14	30,000	30,411,510
Countrywide Financial Corp., Gtd. Notes, MTN(b)(c)	Baa1	0.709%	05/07/12	35,000	34,558,790
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)(d)	A1	1.269%	02/07/14	25,000	23,909,625
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(b)	Aa2	1.203%	01/17/14	30,000	29,732,220
ING Bank NV (Netherlands), Sr. Notes, 144A(b)	Aa3	1.725%	10/18/13	25,000	24,526,175
ING Bank NV (Netherlands), Sr. Notes, 144A	Aa3	2.000%	10/18/13	10,000	9,855,650
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN(b)	Aa3	0.388%	02/22/12	15,000	14,999,700
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN(b)	Aa3	1.216%	01/24/14	25,000	24,835,350
Morgan Stanley, Sr. Unsec’d. Notes(b)	A2	2.016%	01/24/14	35,000	33,397,105
National City Bank, Sr. Unsec’d. Notes(b)	A2	0.426%	03/01/13	20,000	19,945,560
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	1.750%	10/04/13	25,000	24,863,125

Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A2	3.250%	01/11/14	5,000	4,966,740
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN(b)	Aaa	0.600%	07/26/13	25,000	24,985,200
UBS AG (Switzerland), Sr. Unsec’d. Notes(b)	Aa3	1.425%	01/28/14	30,000	29,369,340
Westpac Banking Corp. (Austria), Sr. Unsec’d. Notes, 144A, MTN(b)	Aa2	0.514%	11/26/12	25,000	25,010,400

					498,725,754

Brokerage — 1.8%
BlackRock, Inc., Sr. Unsec’d. Notes(b)	A1	0.608%	05/24/13	50,000	50,025,850
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	3.000%	05/25/10	50,000	12,312,500

					62,338,350

Capital Goods — 1.9%
Caterpillar Financial Services Corp., Notes, MTN	A2	1.550%	12/20/13	10,000	10,136,400
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.375%	05/20/14	25,000	25,211,850
Danaher Corp., Sr. Unsec’d. Notes(b)	A2	0.603%	06/21/13	10,000	10,010,490
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(b)	A2	0.791%	10/04/13	20,000	20,075,280

					65,434,020

Chemicals — 1.1%
EI DU Pont de Nemours & Co., Sr. Unsec’d. Notes(b)	A2	0.778%	03/25/14	40,000	40,202,240

Consumer — 1.7%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.000%	03/01/13	15,000	15,735,720
eBay, Inc., Sr. Unsec’d. Notes	A2	0.875%	10/15/13	12,000	12,037,800
VF Corp., Sr. Unsec’d. Notes(b)	A3	1.058%	08/23/13	20,000	19,984,140
Western Union Co. (The), Sr. Unsec’d. Notes(b)	A3	0.913%	03/07/13	13,725	13,760,149

					61,517,809

Electric — 0.5%
DTE Energy Co., Sr. Unsec’d. Notes(b)	Baa2	1.031%	06/03/13	8,000	7,996,592
National Rural Utilities Cooperative Finance Corp.	A1	1.125%	11/01/13	10,000	10,022,250

					18,018,842

Energy — Integrated — 0.4%
Shell International Finance BV (Netherlands), Gtd. Notes(b)	Aa1	0.705%	06/22/12	15,000	15,040,695

Energy — Other — 0.7%
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	1.450%	12/13/13	25,000	25,465,200

Foods — 1.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(b)	Baa1	1.088%	03/26/13	15,000	15,082,020
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.500%	03/15/13	6,000	6,297,144
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	0.875%	10/25/13	20,000	20,012,920

					41,392,084

Healthcare & Pharmaceutical — 1.8%
Quest Diagnostics, Inc., Gtd. Notes(b)	Baa2	1.208%	03/24/14	20,000	20,105,180
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes(b)	A2	0.673%	03/28/14	30,000	30,008,610
Teva Pharmaceutical Finance III LLC, Gtd. Notes(b)	A3	0.750%	12/19/11	12,600	12,606,984

					62,720,774

Insurance — 3.0%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)	Aa2	1.400%	02/10/12	40,000	40,110,880
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A(b)	Aa2	0.860%	09/27/13	35,000	35,138,005
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(b)	Aa3	1.141%	01/10/14	30,000	29,960,400

					105,209,285

Non-Captive Finance — 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes(b)(d)	Aa2	1.234%	01/07/14	30,000	29,660,190

Technology — 1.9%
Broadcom Corp., Sr. Unsec’d. Notes	A2	1.500%	11/01/13	5,000	5,072,900
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375%	06/15/12	5,000	5,085,475
Hewlett-Packard Co., Sr. Unsec’d. Notes(b)	A2	0.463%	09/13/12	18,000	17,946,990
Texas Instruments, Inc., Sr. Unsec’d. Notes(b)	A1	0.466%	05/15/13	37,000	37,069,930

					65,175,295

Telecommunications — 0.7%
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	A3	0.973%	03/28/14	25,000	25,090,475

TOTAL CORPORATE BONDS (cost $1,237,030,270)					1,195,503,288

OTHER INSTRUMENTS — AGENCY BONDS — 4.7%
Barclays Bank PLC (United Kingdom), Gov’t. Liquid Gtd., 144A(b)(f)	Aaa	1.131%	03/05/12	30,000	30,048,000

Fih Erhvervsbank A/S (Denmark), Gov’t. Liquid Gtd., 144A(b)(g)	Aaa	0.542%	08/17/12	25,500	25,570,660
Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes(b)(h)	Aaa	0.522%	11/09/11	40,000	40,007,879
Nationwide Building Society (United Kingdom), Gov’t.
Liquid Gtd., 144A(b)(f)	Aaa	0.472%	05/17/12	30,000	30,026,970
Pooled Funding Trust I, FDIC Gtd. Notes, 144A(h)	Aaa	2.740%	02/15/12	39,300	39,577,812

TOTAL OTHER INSTRUMENTS — AGENCY BONDS (cost $164,799,489)					165,231,321

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal Home Loan Bank(d)(i)		0.172%	07/19/12	1,106	1,105,199
Federal Home Loan Mortgage Corp.(d)(i)		0.341%	12/12/11	5,000	4,999,887
Federal National Mortgage Association(b)		0.265%	11/23/12	10,000	10,007,290

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,099,052)					16,112,376

TOTAL LONG-TERM INVESTMENTS (cost $3,282,151,677)					3,161,598,823

				Shares
SHORT-TERM INVESTMENTS — 10.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $29,661,001)(j)				29,661,001	29,661,001

				Principal Amount (000)
CERTIFICATES OF DEPOSIT — 0.5%
Bank of Nova Scotia (Canada)(b)	P-1	0.572%	10/01/12	10,000	10,011,600
UBS AG (Switzerland)(b)	P-1	0.293%	12/14/11	8,500	8,499,509

TOTAL CERTIFICATES OF DEPOSIT (cost $18,483,253)					18,511,109

COMMERCIAL PAPER(i) — 8.7%
ABB Treasury Center (USA), Inc., 144A	P-2	0.510%	12/05/11	10,000	9,995,042
American Water Capital Corp., 144A	P-2	0.400%	11/07/11	8,810	8,809,315
Bacardi Corp., 144A	P-2	0.370%	11/03/11	16,000	15,999,507
BMW US Capital LLC, 144A	P-1	0.668%	07/25/12	18,000	17,992,620
Deutsche Telekom AG, 144A	P-2	0.460%	11/07/11	16,000	15,998,569
Diageo Capital PLC, 144A	P-2	0.450%	11/17/11	7,425	7,423,422
Elsevier Finance SA, 144A	P-2	0.380%	11/16/11	14,500	14,497,551
Johnson Controls, Inc., 144A	P-2	8.000%	11/28/11	25,000	24,993,195
NextEra Energy Capital Holdings, Inc., 144A	P-2	0.400%	12/09/11	14,000	13,993,933
ONEOK, Inc., 144A	P-2	0.400%	11/07/11	10,000	9,999,222
Pacific Gas & Electric Co., 144A	P-2	0.400%	11/10/11	4,300	4,299,522
Pacific Gas & Electric Co., 144A	P-2	0.400%	11/16/11	10,000	9,998,222
Pacific Gas & Electric Co., 144A	P-2	0.400%	11/18/11	5,900	5,898,820
Safeway, Inc.	P-2	0.370%	11/21/11	12,000	11,997,410
Spectra Energy Capital LLC, 144A	P-2	0.400%	11/10/11	25,000	24,997,222
Suncor Energy, Inc., 144A	P-2	0.400%	12/06/11	47,565	47,545,974
Tesco PLC, 144A	P-2	0.520%	11/29/11	22,420	22,410,608
VF Corp., 144A	P-2	0.450%	12/09/11	20,000	19,991,177
Vodafone Group PLC, 144A	P-2	0.765%	02/15/12	20,000	19,971,200

TOTAL COMMERCIAL PAPER (cost $306,806,121)					306,812,531

LOAN PARTICIPATION — 0.4%
Weingarten Realty Investors (cost $15,000,000)(c)		0.450%	11/08/11	15,000	15,000,000

TOTAL SHORT-TERM INVESTMENTS (cost $369,950,375)	369,984,641

TOTAL INVESTMENTS — 100.5% (cost $3,652,102,052)(k)	3,531,583,464
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (0.5)%	(16,999,681)

NET ASSETS — 100.0%	$3,514,583,783

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of October 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)	Standard & Poor’s Rating.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2011.
(c)	Indicates a security that has been deemed illiquid.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Represents issuer in default on interest payments and/or principal repayment; Non-income producing security.
(f)	Guaranteed by the government of United Kingdom.
(g)	Guaranteed by the government of Denmark.
(h)	FDIC — Guaranteed issue under temporary liquidity guarantee program.
(i)	Rate quoted represents yield-to-maturity as of purchase date.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(k)	The cost basis for federal income tax purposes is substantially the same as that used for financial reporting purposes.
(l)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at October 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)(1)
Barclays Bank PLC(a)	02/10/12	$30,000	1.050%	3 month LIBOR	$(123,265)	$—	$(123,265)
Barclays Bank PLC(a)	03/03/14	20,000	2.158	3 month LIBOR	(786,836)	—	(786,836)
Barclays Bank PLC(a)	12/15/14	50,000	2.606	3 month LIBOR	(3,534,063)	2,305	(3,536,368)
Barclays Bank PLC(a)	06/15/17	8,400	2.880	3 month LIBOR	(724,753)	—	(724,753)
Barclays Bank PLC(a)	05/16/18	13,000	4.531	3 month LIBOR	(2,542,926)	—	(2,542,926)
Deutsche Bank AG(a)	02/15/12	39,300	2.065	3 month LIBOR	(330,509)	—	(330,509)
Morgan Stanley Capital Services, Inc.(a)	12/15/15	25,000	2.938	3 month LIBOR	(2,196,197)	—	(2,196,197)
Morgan Stanley Capital Services, Inc.(a)	12/15/20	10,000	3.855	3 month LIBOR	(1,532,729)	—	(1,532,729)
Royal Bank of Scotland PLC(a)	10/03/13	9,200	3.991	3 month LIBOR	(631,145)	—	(631,145)
Royal Bank of Scotland PLC(a)	02/18/20	20,000	4.762	3 month LIBOR	(4,346,700)	—	(4,346,700)
UBS AG(a)	01/06/14	50,000	1.285	3 month LIBOR	(963,454)	—	(963,454)

					$(17,712,577)	$2,305	$(17,714,882)

(a)	The Fund pays the fixed rate and receives the floating rate.
(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreement out standing at October 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Referenced Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)(3)
Credit Default Swap on Corporate Issues-Buy Protection(1):
Deutsche Bank AG	06/20/12	$15,000	5.050%	Bank of America Corp.	$(212,390)	$—	$(212,390)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of October 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$703,919,545	$662,064
Residential Mortgage-Backed Securities	—	566,891,174	—
Commercial Mortgage-Backed Securities	—	513,279,055	—
Corporate Bonds	—	1,195,503,288	—
Other Instruments — Agency Bonds	—	165,231,321	—
U.S. Government Agency Obligations	—	16,112,376	—
Affiliated Money Market Mutual Fund	29,661,001	—	—
Certificates of Deposit	—	18,511,109	—
Commercial Paper	—	306,812,531	—
Loan Participation	—	15,000,000	—
Other Financial Instruments*
Interest Rate Swap Agreements	—	(17,714,882)	—
Credit Default Swap Agreement	—	(212,390)	—

Total	$29,661,001	$3,483,333,127	$662,064

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Money Market Fund values portfolio securities at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Fund, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Fund, short-term securities which mature in more than sixty days are valued at fair value. Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Short-Term Bond Fund invests in the Money Market Fund, a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940 Act, as amended, and managed by PI.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2011

*	Print the name and title of each signing officer under his or her signature.